Purchase Price Allocations (Detail) - 12 months ended Dec. 31, 2015	USD ($)	CNY (¥)
Business Combination Allocation of Purchase Price [Line Items]
Purchase price	$ 1,934,049	¥ 12,000,000
Noah Ark (Shanghai) Financial Service Co., Ltd.
Business Combination Allocation of Purchase Price [Line Items]
Purchase price	805,854	5,000,000
Shanghai Noah Yijie Finance Technology Co., Ltd.
Business Combination Allocation of Purchase Price [Line Items]
Purchase price	483,512	3,000,000
Shanghai Noah Jintong Data Services Co., Ltd.
Business Combination Allocation of Purchase Price [Line Items]
Purchase price	483,512	3,000,000
Enoch Education Training Shanghai Co Ltd
Business Combination Allocation of Purchase Price [Line Items]
Purchase price	$ 161,171	¥ 1,000,000